Income Taxes	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

 Note 8 | Income taxes

	2023	2022
Current income tax
Tax expense for current year	637	2,314
Adjustments in respect of prior years	26	63
Total current income tax expense	663	2,377
Deferred income tax
Origination and reversal of temporary differences	5	215
Swiss Tax Reform adjustment	(134)	‐
Adjustments in respect of prior years	31	(41)
Change in recognition of tax losses and deductible temporary differences	105	8
Total deferred income tax expense	7	182
Income tax expense included in net earnings	670	2,559

In 2023, we recorded a deferred tax asset of $134 related to an increase in the tax basis of our Swiss assets as a result of changes to our Switzerland tax declarations.

We operate in a specialized industry and in several tax jurisdictions; as a result, our earnings are subject to various rates of taxation.

The provision for income taxes differs from the amount that would have resulted from applying the Canadian statutory income tax rates to earnings before income taxes as follows:

	2023	2022
Earnings (loss) before income taxes
Canada	1,427	5,707
United States	976	3,447
Australia	161	263
Trinidad	(75)	487
Other	(537)	342
	1,952	10,246
Canadian federal and provincial statutory income tax rate (%)	27	27
Income tax at statutory rates	527	2,766
Adjusted for the effect of:
Impact of foreign tax rates	(139)	(132)
Swiss Tax Reform adjustment	(134)	‐
Non-taxable income	(67)	(98)
Production-related deductions	(54)	(51)
Current year losses for which no deferred tax asset is recognized	314	‐
Change in recognition of tax losses and deductible temporary differences	105	8
Tax authority examinations	62	22
Non-deductible expenses	25	16
Withholding taxes	20	18
Other	11	10
Income tax expense included in net earnings	670	2,559

Deferred Income Taxes

			Deferred Income Tax (Recovery)
	Deferred Income Tax (Assets)		Expense Recognized
	Liabilities		in Net Earnings
	2023	2022	2023	2022
Deferred income tax assets
Asset retirement obligations and accrued environmental costs	(400)	(319)	(17)	35
Tax loss and other carryforwards	(347)	(396)	52	(93)
Lease liabilities	(307)	(298)	(8)	(151)
Inventories	(108)	(155)	47	(30)
Pension and other post-retirement benefit liabilities	(108)	(151)	50	(1)
Long-term debt	(99)	(117)	18	21
Payables and accrued charges	(96)	(98)	2	(84)
Receivables	(50)	(48)	(2)	(4)
Other assets	(1)	(1)	‐	‐
Deferred income tax liabilities
Property, plant and equipment	4,410	4,305	40	545
Goodwill and intangible assets	173	347	(168)	(53)
Other liabilities	30	30	(7)	(3)
	3,097	3,099	7	182

Amounts and expiry dates of unused tax losses and unused tax credits as at December 31, 2023, were:

	Amount	Expiry Date
Unused federal operating losses	2,056	2024 – Indefinite
Unused federal capital losses	683	Indefinite

The unused tax losses and credits with no expiry dates can be carried forward indefinitely.

As at December 31, 2023, we had $1,532 of federal tax losses for which we did not recognize deferred tax assets.

We have determined that it is probable that all recognized deferred tax assets will be realized through a combination of future reversals of temporary differences and taxable income.

We did not recognize deferred tax liabilities related to temporary differences associated with investments in subsidiaries and equity-accounted investees amounting to $7,010 as at December 31, 2023 (2022 – $13,060).